GROUP CASH FLOW STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit before taxation	$ 246	$ 743	$ 781
Net interest expense	56	55	51
Depreciation, amortisation and impairment	562	502	435
Loss on disposal of property, plant and equipment and software	34	16	19
Share-based payments expense (equity settled)	26	32	35
Share of results of associates	(14)	(1)	11
Net movement in post-retirement benefit obligations	1	(4)	(35)
Increase in inventories	(45)	(204)	(152)
Decrease/(increase) in trade and other receivables	209	30	(108)
(Decrease)/increase in trade and other payables and provisions	(103)	201	71
Cash generated from operations	972	1,370	1,108
Interest received	2	4	2
Interest paid	(61)	(56)	(54)
Income taxes (paid)		(150)	(125)
Income taxes refunded	22
Net cash inflow from operating activities	935	1,168	931
Cash flows from investing activities
Acquisitions, net of cash acquired	(170)	(869)	(29)
Capital expenditure	(443)	(408)	(347)
Net (purchase)/proceeds from sale of investments	(2)	23	(4)
Distribution from associate	9	3	2
Net cash used in investing activities	(606)	(1,251)	(378)
Cash flows from financing activities
Proceeds from issue of ordinary share capital	2	2	3
Purchase of own shares	(16)	(63)	(48)
Payment of capital element of lease liabilities	(55)	(46)
Proceeds from borrowings due within one year			24
Settlement of borrowings due within one year	(5)	(125)	(30)
Proceeds from borrowings due after one year	1,950	1,290	370
Settlement of borrowings due after one year	(400)	(740)	(371)
Proceeds from own shares	9	9	10
Settlement of currency swaps	7	(2)	(8)
Equity dividends paid	(328)	(318)	(321)
Net cash from/(used in) financing activities	1,164	7	(371)
Net increase/(decrease) in cash and cash equivalents	1,493	(76)	182
Cash and cash equivalents at beginning of year	257	333	155
Exchange adjustments	1		(4)
Cash and cash equivalents at end of year	1,751	257	333
Restructuring and rationalisation expenses	117	123	83
Acquisition-related costs	24	36	3
Legal and other costs	75	105	104
Bank overdrafts	$ 11	$ 20	$ 32